Investments in Associates - Schedule of Financial Information of Investments in Associates (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of profit or (loss)
Total comprehensive income	€ (231,572)	€ (377,022)	€ (484,178)
Statement of financial position
Non-current assets	193,585	118,634
Current assets	1,108,985	1,060,861
Total assets	1,302,570	1,179,495
Equity	(162,821)	(105,706)	€ (145,697)	€ 263,348
Non-current liabilities	396,000	377,338
Total equity and liabilities	1,302,570	1,179,495
Associates [member]
Statement of profit or (loss)
Profit / (loss) for the year from continuing operations	(47,507)	(59,235)
Total comprehensive income	(47,490)	(59,218)
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associates	31,808	18,225
Trade receivables from associates	824	1,759
Contract liabilities	€ 4,944	€ 5,936